Equity Incentive Plans - Summary of Fair Value of Share-Based Payment Awards Estimated on Date of Grant using Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility ,Minimum	114.59%	49.86%
Expected volatility ,Maximum	153.33%	114.76%
Risk-free interest rate,Minimum	3.50%	0.99%
Risk-free interest rate ,Maximum	4.01%	3.85%
Dividend yield	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	5 years 8 months 15 days	3 years 6 months 29 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	6 years 29 days	6 years 29 days